Class Z [Member] Annual Fund Operating Expenses - Class Z Shares - International Strategic Equities Portfolio - C000163284 [Member]	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.71%